UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2006

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      7/13/2006
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $208,431


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                                  June 30, 2006

                                                                   FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------  --- ---- ------- ------------ ------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     3986    4810000 PRN      SOLE                2665000           2145000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1902    2180000 PRN      SOLE                1630000            550000
ABBOTT LABS                    COM              002824100     2308  52930.000  SH      SOLE              52780.000           150.000
ALBERTO-CULVER CO              COM              013068101     1725  35410.000  SH      SOLE              35410.000
ALLIED CAPITAL CORP            COM              01903Q108     2790  96960.000  SH      SOLE              81960.000         15000.000
AMGEN INC                      COM              031162100      945  14480.000  SH      SOLE              14480.000
ANADARKO PETROLEUM CORP        COM              032511107     1138  23856.000  SH      SOLE              23856.000
APPLEBEE'S INTERNATIONAL INC   COM              037899101      739  38430.000  SH      SOLE              38430.000
APTAR GROUP INC.               COM              038336103      859  17305.000  SH      SOLE              17305.000
ARCH COAL INC COM              COM              039380100      544  12840.000  SH      SOLE              12840.000
AVERY DENNISON CORP            COM              053611109     5852 100793.000  SH      SOLE              75218.000         25575.000
BERKSHIRE HATHAWAY INC         COM              084670108     2658     29.000  SH      SOLE                 17.000            12.000
BERKSHIRE HATHAWAY INC CL B    COM              084670207     2237    735.000  SH      SOLE                735.000
BIOMET, INC.                   COM              090613100      972  31050.000  SH      SOLE              31050.000
BJ SERVICES CO COM             COM              055482103     1666  44700.000  SH      SOLE              44700.000
BPPPLC SP ADR(BRITISH PETE)WT  COM              055622104      512   7358.000  SH      SOLE               7358.000
C R BARD INC                   COM              067383109     1802  24600.000  SH      SOLE              24600.000
CATO CORP                      COM              149205106     5924 229170.000  SH      SOLE             158033.000         71137.000
CBS CORP - CLASS B             COM              124857202      313  11560.000  SH      SOLE              11071.000           489.000
CHEVRON CORP                   COM              166764100     6229 100370.000  SH      SOLE              64770.000         35600.000
CHICAGO BRIDGE & IRON          COM              167250109     9255 383210.000  SH      SOLE             269960.000        113250.000
CHOLESTECH CORP                COM              170393102     1726 135875.000  SH      SOLE              84975.000         50900.000
COLGATE PALMOLIVE CO           COM              194162103      577   9625.000  SH      SOLE               9250.000           375.000
CONOCOPHILLIPS COM             COM              20825c104     5635  85984.000  SH      SOLE              61098.000         24886.000
CONSTELLATION ENERGY COM       COM              210371100     1105  20265.000  SH      SOLE              20265.000
CORNING INC                    COM              219350105     7332 303116.000  SH      SOLE             200216.000        102900.000
DOMINION RESOURCES INC.        COM              25746U109     2161  28891.000  SH      SOLE              28891.000
EURO CURRENCY TRUST            COM              29871P109     4778  37300.000  SH      SOLE              27000.000         10300.000
EXXON MOBIL CORP               COM              30231G102      601   9791.000  SH      SOLE               9791.000
FDLTY NTL TITLE GP INC COM     COM              31620R105      486  24710.000  SH      SOLE              17403.000          7307.000
FIDELITY NATIONAL FINANCIAL    COM              316326107     6431 165116.000  SH      SOLE             123354.000         41762.000
FISERV INC                     COM              337738108     1574  34705.000  SH      SOLE              34705.000
FORDING CANADIAN COAL TRUST    COM              345425102     7071 223075.000  SH      SOLE             191950.000         31125.000
FPL GROUP                      COM              302571104      238   5750.000  SH      SOLE               5750.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     6084 109795.000  SH      SOLE              79320.000         30475.000
GENCORP INC                    COM              368682100     2255 140700.000  SH      SOLE              79375.000         61325.000
GENERAL ELECTRIC CO            COM              369604103     1779  53975.000  SH      SOLE              53975.000
GPE BRUX LAMBERT               COM              7097328       3830  36575.000  SH      SOLE              36125.000           450.000
HOUSTON EXPLORATION COMPANY    COM              442120101     4185  68390.000  SH      SOLE              42565.000         25825.000
INCO LTD                       COM              453258402     8410 127615.000  SH      SOLE              86290.000         41325.000
JOHNSON & JOHNSON              COM              478160104      271   4525.000  SH      SOLE               4525.000
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     4960 179075.000  SH      SOLE             125000.000         54075.000
KAYDON CORP                    COM              486587108     1600  42885.000  SH      SOLE              42885.000
KINDER MORGAN INC              COM              49455P101     1729  17305.000  SH      SOLE              17305.000
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1864  24710.000  SH      SOLE              24710.000
LABORATORY CORP OF AMERICA     COM              50540R409     5403  86825.000  SH      SOLE              63825.000         23000.000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106    10385 165767.000  SH      SOLE             124582.000         41185.000
MEDTRONIC INC                  COM              585055106      917  19540.000  SH      SOLE              19540.000
NABORS INDUSTRIES INC.         COM              G6359F103      306   9070.000  SH      SOLE               9070.000
NEWMONT MNG CORP               COM              651639106     8013 151395.000  SH      SOLE             100095.000         51300.000
NEXEN INC                      COM              65334H102     6325 111870.000  SH      SOLE              66870.000         45000.000
NISOURCE INC.                  COM              65473P105      203   9300.000  SH      SOLE               9300.000
OMNICARE INC                   COM              681904108     3441  72565.000  SH      SOLE              46840.000         25725.000
PEABODY ENERGY CORP            COM              704549104    10219 183302.000  SH      SOLE             122727.000         60575.000
PENGROWTH ENERGY TRUST CL A    COM              706902301     2024  84025.000  SH      SOLE              81875.000          2150.000
PERFORMANCE FOOD GROUP         COM              713755106     3887 127940.000  SH      SOLE              97140.000         30800.000
PFIZER INC.                    COM              717081103     2209  94126.000  SH      SOLE              72126.000         22000.000
PLUM CREEK TIMBER              COM              729251108     4565 128580.000  SH      SOLE              87405.000         41175.000
PRUDENTIAL FINANCIAL INC       COM              744320102      232   2983.000  SH      SOLE               2983.000
REYNOLDS & REYNOLDS CO         COM              761695105      218   7100.000  SH      SOLE               7100.000
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1192  17800.000  SH      SOLE              17800.000
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     3746  29440.000  SH      SOLE              29440.000
SENSE TECHNOLOGIES INC         COM              816923106        1  10000.000  SH      SOLE              10000.000
VIACOM INC. - CLASS B          COM              92553P201      387  10797.000  SH      SOLE              10308.000           489.000
VULCAN MATERIALS               COM              929160109     6408  82155.000  SH      SOLE              56480.000         25675.000
WINNEBAGO INDUSTRIES           COM              974637100     3490 112435.000  SH      SOLE              76560.000         35875.000
WYETH                          COM              983024100      495  11150.000  SH      SOLE              10950.000           200.000
iShares MSCI JAPAN INDEX FUND  COM              464286848     3330 244150.000  SH      SOLE             241100.000          3050.000
               Total                                       208,431